UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST
YieldShares High Income ETF
(Formerly, Sustainable North American Oil Sands ETF)

Semi-Annual Report

October 31, 2013
(Unaudited)

YieldShares
High Income ETF
Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Approval of Sub-Advisory Agreement and Board Considerations	15
Disclosure of Fund Expenses	16
Supplemental Information	17

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares
High Income ETF (1)
Schedule of Investments
October 31, 2013 (Unaudited)

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.9%
Asset Allocation — 19.0%
BlackRock Real Asset Equity Trust	38,670	$352,670
BlackRock Resources & Commodities Strategy Trust	33,547	391,829
Calamos Global Dynamic Income Fund	29,285	259,465
Clough Global Opportunities Fund	28,241	359,225
GAMCO Global Gold Natural Resources & Income Trust	33,499	356,429
Nuveen Diversified Currency Opportunities Fund	24,050	258,297
		1,977,915
Equity — 58.0%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	27,524	486,624
BlackRock Enhanced Capital and Income Fund	34,603	467,833
BlackRock Enhanced Equity Dividend Trust	59,775	461,463
BlackRock Global Opportunities Equity Trust	32,490	478,903
BlackRock International Growth and Income Trust	58,414	475,490
Eaton Vance Enhanced Equity Income Fund II	40,115	493,816
Eaton Vance Risk-Managed Diversified Equity Income Fund	41,152	460,491
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	40,143	472,082
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	34,377	459,620
Eaton Vance Tax-Managed Diversified Equity Income Fund	45,782	490,783
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	48,700	481,156
ING Global Equity Dividend & Premium Opportunity Fund	49,506	452,980
Nuveen Equity Premium Opportunity Fund	29,287	360,816
		6,042,057
Fixed Income — 22.9%
AllianceBernstein Income Fund	53,005	377,396
BlackRock Credit Allocation Income Trust	14,640	189,881
Eaton Vance Limited Duration Income Fund	8,155	124,038
First Trust High Income Long/Short Fund	15,899	280,140
Invesco Dynamic Credit Opportunities Fund	14,339	183,252
Nuveen Credit Strategies Income Fund	23,080	220,414
Nuveen Preferred Income Opportunities Fund	38,604	347,822
PIMCO Corporate & Income Opportunity Fund	8,118	151,320
PIMCO High Income Fund	25,410	312,289
PIMCO Income Strategy Fund II	8,401	88,126
Wells Fargo Advantage Income Opportunities Fund	11,313	103,401
		2,378,079
Total Closed-End Funds
(Cost $10,244,431)		10,398,051

Total Investments - 99.9%
(Cost $10,244,431)		$10,398,051

(1)	Formerly, Sustainable North American Oil Sands ETF.

Percentages are based on Net Assets of $10,413,663.

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended October 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF (1)
Statement of Assets and Liabilities
October 31, 2013 (Unaudited)

Assets:
Investments at Cost	$10,244,431
Cost of Foreign Currency	1
Investments at Fair Value	$10,398,051
Cash	12,575
Foreign Currency at Value	1
Dividends Receivable	6,366
Total Assets	10,416,993

Liabilities:
Payable Due to Investment Adviser	3,330
Total Liabilities	3,330

Net Assets	$10,413,663

Net Assets Consist of:
Paid-in Capital	$10,175,904
Distributions in Excess of Net Investment Income	(31,712)
Accumulated Net Realized Gain on Investments	115,851
Net Unrealized Appreciation on Investments	153,620
Net Assets	$10,413,663

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	450,000
Net Asset Value, Offering and Redemption Price Per Share	$23.14

(1)	Formerly, Sustainable North American Oil Sands ETF.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF (1)
Statement of Operations
For the period ended October 31, 2013 (Unaudited)

Investment Income:
Dividend Income	$148,092
Less: Foreign Taxes Withheld	(1,065)
Total Investment Income	147,027

Expenses:
Management Fees	9,365
Total Expenses	9,365

Net Investment Income	137,662

Net Realized and Unrealized Gains (Loss) on Investment:
Net Realized Gain on Investments	89,620
Net Realized Loss on Foreign Currency Transactions	(806)
Net Change in Unrealized Appreciation on Investments	6,595
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5)
Net Realized and Unrealized Gain on Investments	95,404

Net Increase in Net Assets Resulting from Operations	$233,066

(1)	Formerly, Sustainable North American Oil Sands ETF.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF (1)
Statement of Changes in Net Assets
For the period ended October 31, 2013

	Period Ended October 31, 2013 (Unaudited)	Period Ended April 30, 2013(2)
Operations:
Net Investment Income	$137,662	$25,410
Net Realized Gain on Investments and Foreign Currency Transactions	88,814	170,588
Net Unrealized Appreciation on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	6,590	147,030
Net Increase in Net Assets Resulting from Operations	233,066	343,028

Distributions to Shareholders:
Investment Income	(169,374)	(23,757)
Capital Gains	—	(28,800)
Total Distributions to Shareholders	(169,374)	(52,557)

Capital Share Transactions:
Issued In-Kind	10,293,500	2,000,000
Redeemed	(1,108,500)	(1,125,500)
Increase in Net Assets from Capital Share Transactions	9,185,000	874,500

Total Increase in Net Assets	9,248,692	1,164,971

Net Assets:
Beginning of Period	1,164,971	—
End of Period (Includes Distributions in Excess of Net Investment Income of $(31,712) and $—)	$10,413,663	$1,164,971

Share Transactions:
Issued In-Kind	450,000	100,000
Redeemed	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	400,000	50,000

(1)	Formerly, Sustainable North American Oil Sands ETF.

(2)	The Fund commenced operations on June 11, 2012.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Financial Highlights
For the period ended October 31, 2013 (Unaudited) and the period ended April 30, 2013

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1),(6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
YieldShares High Income ETF†
2013	**	$23.30	$0.85	$(0.28	)(5)	$0.57	$(0.73)	$—	$(0.73)	$23.14	2.52%	$10,414	0.50	%(4)	7.35	%(4)	1%
2013	(3)	$20.00	$0.41	$3.95		$4.36	$(0.48)	$(0.58)	$(1.06)	$23.30	21.93%	$1,165	0.50	%(4)	2.07	%(4)	42%

*	Per share data calculated using average shares method.

**	For the six month period ended October 31, 2013. All ratios for the period have been annualized.

†	Formerly, Sustainable North American Oil Sands ETF.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	The Fund commenced operations on June 11, 2012. For the period ended April 30, 2013.

(4)	Annualized.

(5)
The amount shown for the period ended October 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuation market value of the investments of the Fund.

(6)	Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 6 investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013 the Fund changed its name, underlying index and investment objective. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, The Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the Sustainable North American Oil Sands Index®. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$1,157,000	$500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective June 21, 2013, under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee. Prior to June 21, 2013 the annual fee rate was 0.055%.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

Distribution Agreement (continued)

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
YieldShares High Income ETF	$30,715	$64,410

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$10,279,774	$1,105,135	$90,563

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2013, there were no losses carried forward under these new provisions.

The tax character of dividends and distributions declared during the last fiscal period were as follows:

YieldShares High Income ETF	Ordinary Income	Long-Term Capital Gain	Totals
2013	$111,956	$(4,162)	$107,794

As of April 30, 2013, the components of Distributable Earnings on a tax basis were as follows:

YieldShares High Income ETF
Undistributed Ordinary Income	$20,477
Unrealized Appreciation	153,590
Total Distributable Earnings	$174,067

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
YieldShares High Income ETF	$10,244,431	$202,693	$(49,073)	$153,620

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

7. OTHER

At October 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

YieldShares
High Income ETF
Notes to the Financial Statements
October 31, 2013 (Unaudited) (Concluded)

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

On or about October 15, 2013, the Board of Trustees approved via written consent that the fiscal year end of the Fund be changed from April 30 to December 31 to facilitate the classification of the Fund’s year end distributions.

YieldShares
High Income ETF
Approval of Sub-Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of an amendment (the “Amendment”) to the Sub-Advisory Agreement (the “Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and Index Management Solutions, LLC (the “Sub-Adviser”), on behalf of the YieldShares High Income ETF (the “Fund”). The Amendment reduced the sub-advisory fee payable by the Adviser to the Sub-Adviser from an annual rate, based on average daily net assets, of 5.5 basis points (or 0.055%), subject to an annual $10,000 minimum fee, to 4.5 basis points (or 0.045%), subject to an annual $10,000 minimum fee.

The Amendment must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of the Amendment, the Board must request and evaluate, and the Sub-Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Amendment. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval.

Consistent with these responsibilities, the Adviser provided the Board, including the Independent Trustees, with written information describing the Amendment. The Adviser recommended that the Board approve the reduction in the Fund’s sub-advisory fee to better reflect the re-allocation of responsibility for services and management between the Adviser and Sub-Adviser as a result of the Fund’s conversion from the Sustainable North American Oil Sands ETF, in which the Fund’s underlying index would change from the Sustainable North American Oil Sands Index® (the “Prior Index”) to the ISE High IncomeTM Index (the “New Index”). In particular, the Adviser explained that the Sub-Adviser’s primary responsibility under the Agreement is to trade the Fund’s portfolio securities, particularly in connection with index rebalancing. The Board took note that the Prior Index rebalanced on a quarterly basis and included U.S. and Canadian exchange-traded securities issued by companies of all capitalization sizes; whereas, the New Index rebalances on an annual basis and includes only U.S. exchange-listed closed-end funds. The Board was informed that the sub-advisory fee reduction would not change the Fund’s overall management fee of 0.50%, which was previously approved by the Board and represents the total expenses of the Fund under the Adviser’s “unified fee” arrangement with the Fund, pursuant to which the Adviser pays all of the Fund’s expenses except the management fee and certain other excluded expenses. The Board also was informed that the quality of the Sub-Adviser’s services would not change as result of the Amendment and that the Sub-Adviser was in agreement with the Amendment.

Based on the Board’s evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Amendment are fair and reasonable; (b) concluded that the Sub-Adviser’s fees under the Amendment are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Amendment. The Board noted that it would consider the effect of the Amendment on the Adviser’s fee arrangement with the Fund at its next review of the Adviser’s investment advisory agreement.

YieldShares
High Income ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF(1)
Actual Fund Return	$1,000.00	$1,025.20	0.50%	$2.55
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55

(1)	Formerly, Sustainable North American Oil Sands ETF.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half period shown).

YieldShares
High Income ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, OH 44145

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: January 6, 2014